Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Residual interest (in Dollars)	$ 2,999,000
Foreign exchange loss (in Dollars)	$ 142,083
Foreign exchange gain (in Dollars)		$ 77,557
Percentage of accounts receivable	55.00%
Expected credit losses (in Dollars)	$ 94,835
Inventory write-off (in Dollars)	0	53,467
Losses of long-lived assets (in Dollars)			$ 13,719
Research and Development Expense (in Dollars)	55,001	4,381
Revenues (in Dollars)	$ 3,289,862	$ 2,100,819	$ 177,326
Settlement of taxing authority.	50.00%
Operating segment	1
Reporting unit	1
Customer Concentration Risk [Member] | One Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	37.00%	53.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	31.00%	16.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	26.00%	12.00%
Customer Concentration Risk [Member] | One Distributors [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	99.00%	98.00%
Customer Concentration Risk [Member] | Two Distributors [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	99.00%	98.00%
Customer Concentration Risk [Member] | Three Distributors [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	99.00%	98.00%
Segment Reporting [Member]
Summary of Significant Accounting Policies [Line Items]
Operating segment	1
Smart Farming [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues (in Dollars)
Ginseng Product Consulting Services [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues (in Dollars)		$ 220,000
Farming Services [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues (in Dollars)	$ 9,865,000
PFAI Investment Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Voting Right and Future Earnings Loss	100.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	90.00%	84.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration	56.00%	51.00%
Class A Common Shares [Member] | PFAI Investment Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Voting Right and Future Earnings Loss	100.00%